Income Tax Expense (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Income Tax Expense
Current income tax expense	$ 31.4	$ 44.4	$ 82.1	$ 66.5
Deferred income tax expense	37.2	50.9	46.3	56.3
Income tax expense	$ 68.6	$ 95.3	$ 128.4	$ 122.8